Condensed Balance Sheets (Parentheticals) - $ / shares	Mar. 31, 2021	Dec. 31, 2020
Preference shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preference shares, shares authorized	5,000,000	5,000,000
Preference shares, shares issued
Preference shares, shares outstanding
Class A Ordinary Shares
Shares subject to possible redemption	32,112,595	32,952,414
Redemption price per share (in Dollars per share)	$ 10.00	$ 10.00
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	5,387,405	4,547,586
Ordinary shares, shares outstanding	5,387,405	4,547,586
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	50,000,000	50,000,000
Ordinary shares, shares issued	9,375,000	9,375,000
Ordinary shares, shares outstanding	9,375,000	9,375,000